RETIREMENT BENEFITS - Net (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure
Percentage of the significant plans over global pension and postretirement liabilities, which utilize quarterly measurement policy	90.00%
Pension Plans
Amounts that will be amortized from accumulated other comprehensive income (loss) into net expense in next fiscal year
Future amortization of gain (loss)	$ 233
Future amortization of prior service cost (credit)	(2)
U.S. Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Expected return on plan assets	(886)	$ (893)	$ (878)
Amortization of unrecognized
Total net (benefit) expense	(150)	(143)	(184)
U.S. Qualified Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	3	4	6
Interest cost on benefit obligation	520	553	541
Expected return on plan assets	(886)	(893)	(878)
Amortization of unrecognized
Prior service (benefit) cost	0	(3)	(3)
Net actuarial loss	160	139	105
Curtailment loss (gain)	13	14	0
Settlement loss (gain)	0	0	0
Special termination benefits	0	0	0
Total net (benefit) expense	(190)	(186)	(229)
U.S. Nonqualified Pension Plan
Amortization of unrecognized
Total net (benefit) expense	40	43	45
Non-U.S. Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost
Expected return on plan assets	(287)	(323)	(384)
Amortization of unrecognized
Total net (benefit) expense	221	281	324
Non-U.S. Qualified Pension Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	154	168	178
Interest cost on benefit obligation	282	317	376
Expected return on plan assets	(287)	(323)	(384)
Amortization of unrecognized
Prior service (benefit) cost	(1)	2	1
Net actuarial loss	69	73	77
Curtailment loss (gain)	(2)	0	14
Settlement loss (gain)	6	44	53
Special termination benefits	0	0	9
Total net (benefit) expense	221	281	324
Non-U.S. Nonqualified Pension Plan
Amortization of unrecognized
Total net (benefit) expense	0	0	0
Postretirement Benefit Plans
Amounts that will be amortized from accumulated other comprehensive income (loss) into net expense in next fiscal year
Future amortization of gain (loss)	28
Future amortization of prior service cost (credit)	(9)
U.S. Postretirement Benefit Plans
Amortization of unrecognized
Total net (benefit) expense	15	30	32
U.S. Qualified Postretirement Benefit Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	25	33	33
Expected return on plan assets	(9)	(3)	(1)
Amortization of unrecognized
Prior service (benefit) cost	0	0	0
Net actuarial loss	(1)	0	0
Curtailment loss (gain)	0	0	0
Settlement loss (gain)	0	0	0
Special termination benefits	0	0	0
Total net (benefit) expense	15	30	32
U.S. Nonqualified Postretirement Benefit Plan
Amortization of unrecognized
Total net (benefit) expense	0	0	0
Non-U.S. Postretirement Benefit Plans
Amortization of unrecognized
Total net (benefit) expense	38	46	41
Non-U.S. Qualified Postretirement Benefit Plan
Defined Benefit Plan, Net Periodic Benefit Cost
Benefits earned during the year	10	12	15
Interest cost on benefit obligation	94	108	120
Expected return on plan assets	(86)	(105)	(121)
Amortization of unrecognized
Prior service (benefit) cost	(10)	(11)	(12)
Net actuarial loss	30	43	39
Curtailment loss (gain)	0	(1)	0
Settlement loss (gain)	0	0	0
Special termination benefits	0	0	0
Total net (benefit) expense	38	46	41
Non-U.S. Nonqualified Postretirement Benefit Plan
Amortization of unrecognized
Total net (benefit) expense	$ 0	$ 0	$ 0